Fund Summary
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 100 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Flex Cap Growth Fund} - Franklin Strategic Series FSS1-14 - Franklin Flex Cap Growth Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Flex Cap Growth Fund} - Franklin Strategic Series FSS1-14 - Franklin Flex Cap Growth Fund	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none	none
Other expenses	0.23%	0.23%	0.23%	0.02%	0.23%
Total annual Fund operating expenses	0.94%	1.69%	1.19%	0.48%	0.69%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Flex Cap Growth Fund} - Franklin Strategic Series FSS1-14 - Franklin Flex Cap Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 665	$ 272	$ 121	$ 49	$ 70
3 years	857	533	378	154	221
5 years	1,065	918	654	269	384
10 years	$ 1,663	$ 1,998	$ 1,443	$ 604	$ 859

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Flex Cap Growth Fund}	Franklin Strategic Series FSS1-14 Franklin Flex Cap Growth Fund Class C USD ($)
1 Year	$ 172
3 Years	533
5 Years	918
10 Years	$ 1,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74.72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are predominantly common stock.

The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies. At times, a significant to substantial portion of the Fund's investments may be in smaller and mid-size companies.

In evaluating sector (broad industry) weightings in the Fund's investment portfolio, the investment manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index and the Russell 1000® Growth Index. Consequently, the Fund is likely to have significant positions in particular sectors such as technology (including electronic technology and technology services) and healthcare (including biotechnology and healthcare services).

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'12	16.37%
Worst Quarter:	Q4'08	-22.29%
As of June 30, 2015, the Fund's year-to-date return was 6.91%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Average Annual Total Returns {- Franklin Flex Cap Growth Fund} - Franklin Strategic Series FSS1-14 - Franklin Flex Cap Growth Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	0.13%	10.93%	6.47%
Class A | After Taxes on Distributions	(3.90%)	9.02%	5.52%
Class A | After Taxes on Distributions and Sales	2.77%	8.57%	5.16%
Class C | Return Before Taxes	4.58%	11.42%	6.31%
Class R | Return Before Taxes	5.96%	11.98%	6.84%
Class R6 | Return Before Taxes	6.72%			20.27%
Advisor Class | Return Before Taxes	6.50%	12.54%	7.38%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	13.69%	15.46%	7.68%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	8.50%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)	13.05%	15.82%	8.49%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.